Membership Interests (Schedule of Cash Capital Contributions) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends Payable [Line Items]
Members contribution	$ 720	$ 336	$ 452	$ 425	$ 705
February 13, 2023 [Member]
Dividends Payable [Line Items]
Payment Date			Feb. 13, 2023
Members contribution			$ 106
April 27, 2023 [Member]
Dividends Payable [Line Items]
Payment Date			Apr. 27, 2023
Members contribution			$ 115
July 27, 2023 [Member]
Dividends Payable [Line Items]
Payment Date			Jul. 27, 2023
Members contribution			$ 115
October 26, 2023 [Member]
Dividends Payable [Line Items]
Payment Date			Oct. 26, 2023
Members contribution			$ 116
Payment Quater One [Member]
Dividends Payable [Line Items]
Payment Date	Feb. 16, 2024
Members contribution	$ 240
Payment Quater Two [Member]
Dividends Payable [Line Items]
Payment Date	May 03, 2024
Members contribution	$ 240
Payment Quater Three [Member]
Dividends Payable [Line Items]
Payment Date	Jul. 31, 2024
Members contribution	$ 240